FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Investment, Fair Value and NAV [Line Items]
FAIR VALUE MEASUREMENTS	FAIR VALUE MEASUREMENTS
Fair value is the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. As part of the framework for measuring fair value, the accounting guidance provides a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). An instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the instrument’s fair value measurement. The three levels within the fair value hierarchy are described as follows:

Level 1 – Observable inputs such as unadjusted quoted prices in active markets for identical assets or liabilities.

Level 2 – Inputs, other than quoted prices included in Level 1, that are observable for the asset or liability, either directly or indirectly. These include quoted prices for similar assets or liabilities in active markets and quoted prices for identical or similar assets or liabilities in markets that are not active.

Level 3 – Unobservable inputs for the asset or liability for which there is little, if any, market activity at the measurement date.
The following table sets forth, by level within the fair value hierarchy, the Plan’s investments that are measured at fair value as of December 31:

	2025		2024
	Level 1	Total	Level 1	Total
Valvoline Common Stock Fund:
Money market fund	$379,222	$379,222	$503,108	$503,108
Valvoline Inc. common stock	41,207,836	41,207,836	58,417,747	58,417,747
Self-directed brokerage accounts	16,920,940	16,920,940	16,761,515	16,761,515
Total assets in the fair value hierarchy	58,507,998	58,507,998	75,682,370	75,682,370
Collective trust funds (a)	—	268,290,280	—	237,253,150
Investments, at fair value	$58,507,998	$326,798,278	$75,682,370	$312,935,520

(a)Collective trust funds that are measured at fair value using the net asset value (“NAV”) per share practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented as investments in the Statements of Net Assets Available for Benefits.

The following is a description of the valuation methodologies used for investments measured at fair value:

Valvoline Common Stock Fund

Certain assets of the Plan are invested in employer common stock through a unitized stock fund, which includes Valvoline Inc. common stock and investments in a money market fund for liquidity purposes. Valvoline Inc. common stock is valued based on the underlying shares held by the Plan at the closing quoted price from the active market in which the securities are traded. Money market funds trade in an active market and are valued using quoted market prices.

Self-directed brokerage accounts

Self-directed brokerage accounts allow participants to invest in a broad range of mutual funds and are valued using quoted market prices of the underlying investments in active markets. These accounts may also include uninvested cash recorded at carrying value, which approximates fair value.

Collective trust funds

Collective trust funds represent investments held in pooled funds that are valued based on the NAV provided by the funds as a practical expedient to estimate fair value. The NAV is based on the fair value of the underlying investments held by the fund, less its liabilities. This practical expedient is not used when it is determined to be probable that the fund will sell the investment for an amount different than the reported NAV. Participant transactions (purchases and sales) may occur daily. Were the Plan to initiate a full redemption of the collective trust funds, twelve months notice would be required for $488,883 invested in the PIMCO Stable Value Fund and $7,847,469 invested in the Invesco Stable Value Fund. There were no other significant redemption restrictions or unfunded commitments on these investments as of December 31, 2025.